Business Combination - Summary of Consideration Transferred and Amount of Identified Assets Acquired and Liabilities Assumed (Details) - CNY (¥) ¥ in Millions	Oct. 31, 2017	Jul. 12, 2016
CMC Music Business
Disclosure Of Business Combinations [Line Items]
Consideration amount deemed		¥ 17,999
Fair value of non-controlling interest		6
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		676
Short-term investments		632
Accounts and other receivables		207
Intangible assets acquired in business combinations		2,213
Available-for-sale financial assets		10
Property, equipment and software		96
Prepayments, deposits and other assets		744
Dividend payable		(1,251)
Other payables, accruals and other current liabilities		(640)
Deferred revenue		(26)
Deferred tax liabilities		(383)
Other liabilities		(35)
Goodwill		¥ 15,762
Ultimate Music Inc
Disclosure Of Business Combinations [Line Items]
Consideration amount deemed	¥ 463
Fair value of non-controlling interest	72
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	33
Accounts and other receivables	9
Intangible assets acquired in business combinations	24
Prepayments, deposits and other assets	21
Other payables, accruals and other current liabilities	(41)
Deferred revenue	(1)
Deferred tax liabilities	(10)
Goodwill	500
Identifiable assets acquired (liabilities assumed)	¥ 535